Finite-Lived Intangible Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Land use right USD ($)	Dec. 31, 2014 Land use right CNY	Dec. 31, 2013 Land use right CNY	Dec. 31, 2014 Customer relationships USD ($)	Dec. 31, 2014 Customer relationships CNY	Dec. 31, 2013 Customer relationships CNY	Dec. 31, 2014 Software USD ($)	Dec. 31, 2014 Software CNY	Dec. 31, 2013 Software CNY	Dec. 31, 2014 Trademarks USD ($)	Dec. 31, 2014 Trademarks CNY	Dec. 31, 2013 Trademarks CNY	Dec. 31, 2014 User list USD ($)	Dec. 31, 2014 User list CNY	Dec. 31, 2013 User list CNY	Dec. 31, 2014 Licensed copyrights of video contents USD ($)	Dec. 31, 2014 Licensed copyrights of video contents CNY	Dec. 31, 2013 Licensed copyrights of video contents CNY	Dec. 31, 2014 Others USD ($)	Dec. 31, 2014 Others CNY	Dec. 31, 2013 Others CNY
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		5,967,330	4,801,384		519,474	519,474		693,712	682,715		519,239	478,909		916,735	821,338		854,467	789,975		1,768,141	1,012,534		695,562	496,439
Finite-lived intangible assets, accumulated amortization		(2,407,868)	(1,181,479)		(37,357)	(26,968)		(304,208)	(144,451)		(274,818)	(152,711)		(189,588)	(97,122)		(452,730)	(219,377)		(935,238)	(469,787)		(213,929)	(71,063)
Finite-lived intangible assets, net carrying value	$ 573,681	3,559,462	3,619,905	$ 77,703	482,117	492,506	$ 62,777	389,504	538,264	$ 39,394	244,421	326,198	$ 117,195	727,147	724,216	$ 64,748	401,737	570,598	$ 134,239	832,903	542,747	$ 77,625	481,633	425,376